Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 9.4%
$1,191,131	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 0.535%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,167,213
202,910	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 0.525%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	201,993
11,465,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	11,702,381
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	3,974,293
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,084,255
2,405,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	2,412,602
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	8,106,236
3,195,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	3,214,723
12,034,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060%, 8/15/28	12,832,770
3,629,463	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	3,645,418
2,495,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	3,720,568
192,439	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.010%, 6/25/37	195,475
310,232	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 1.610%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	309,610
2,219,002	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.845%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	2,210,307
2,029,375	Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.130%, 5/22/23(b)	2,035,041
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	9,214,146
12,838,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	12,983,731
6,485,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	6,666,597
1,822,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,874,715
16,790,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	17,979,303
370,806	GSAMP Trust, Series 2006-SEA1, Class M1, 0.685%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	368,459
11,112,877	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	11,176,852
865,282	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 0.920%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	864,651
1,125,886	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.890%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	1,123,666
682,573	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.310%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	666,931

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$1,645,311	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 0.875%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	$1,636,278
870,596	RAMP Trust, Series 2005-RZ4, Class M2, 0.685%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	868,330
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.085%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,401,351
235,309	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.035%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	234,535
8,405,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, 11/25/31(b)	8,945,694
5,150,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/33(b)	5,227,182
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,654,833
9,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	9,511,582
	Total Asset Backed Securities
	(Cost $154,285,651)	159,211,721

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
167,388	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.765%, 4/25/35(c)	165,959
352,123	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	365,746
1,273,832	Banc of America Funding Trust, Series 2004-C, Class 4A1, 0.850%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	1,244,108
461,238	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	459,254
70,520	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	72,182
10,052	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,043
102,677	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	107,135
277,348	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	288,472
693,827	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	720,759
1,375,929	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,442,583
11,668,070	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	11,808,207
1,385,041	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,570,114
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	1,113,359
680,250	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	699,329
1,380,754	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	1,420,947
743,324	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	775,382

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,778,784	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	$1,830,914
1,315,449	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	1,413,404
430,410	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	481,574
2,110,423	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	2,214,146
569,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	602,143
1,238,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	1,259,592
10,000,000	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	10,885,407
5,500,000	Freddie Mac, Series 4657, Class VT, 3.500%, 6/15/37	5,874,463
834,927	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	935,057
1,368,763	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	1,440,856
819,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	984,500
3,117,623	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	3,310,463
1,724,741	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	1,737,882
1,083,961	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	1,149,470
4,816,674	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	4,941,485
4,837,000	Freddie Mac, Series 4801, Class LT, 4.000%, 12/15/43	4,963,116
3,064,853	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	3,183,354
8,000,000	Freddie Mac, Series 4752, Class HB, 3.500%, 4/15/44	8,311,390
5,894,298	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	6,089,304
10,000,000	Freddie Mac, Series 4776, Class DW, 4.000%, 9/15/44	10,296,910
3,392,963	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	3,562,173
1,514,110	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	1,529,246
4,744,292	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	4,856,374
4,462,373	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	4,555,440
345,352	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	390,171
601,547	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	634,238
445,814	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	438,620
487	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	493
302,980	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	307,485

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$153,278	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.249%, 12/25/34(c)	$146,668
	Total Collateralized Mortgage Obligations
	(Cost $107,283,683)	110,589,917

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
16,239,000	BANK, Series 2020-BN27, Class A5, 2.144%, 4/15/63	16,792,209
3,576,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	3,692,914
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	5,364,487
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	4,317,248
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,551,925
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,680,951
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	6,632,909
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,024,660
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,816,147
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	973,077
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,322,176
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,977,134
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,897,130
3,450,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.876%, 11/10/46(b)(c)	3,470,435
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/27	3,843,077
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	4,483,120
8,495,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class A2, 2.595%, 9/25/29	9,544,703
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	4,356,807
9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	11,876,203
7,499,814	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.480%, 6/25/28(c)	8,021,488
448,914	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	449,109
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,009,190
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,748,326
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,254,194

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$7,126,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377%, 5/12/53	$7,510,193
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	3,898,488
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,716,351
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,900,376
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,527,902
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,725,254
3,364,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.180%, 5/13/53	3,471,759
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	710,387
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,525,287
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.684%, 9/15/47(b)(c)	4,029,178
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.684%, 9/15/47(b)(c)	646,538
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,759,214
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	11,243,590
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	12,097,154
577,913	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	579,195
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,516,880
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	10,825,948
5,302,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	5,600,613
8,020,733	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,101,473
8,698,020	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	8,902,465
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,542,307
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	4,013,526
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,094,635
1,501,797	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,520,283
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,004,391
	Total Commercial Mortgage-Backed Securities
	(Cost $210,931,540)	222,563,006

Principal Amount		Fair Value
CORPORATE BONDS — 45.3%
	Aerospace & Defense — 0.6%
$3,158,000	L3Harris Technologies, Inc., 3.832%, 4/27/25	$3,524,509
5,297,000	Raytheon Technologies Corp., 4.125%, 11/16/28	6,239,250
		9,763,759
	Automobiles — 0.5%
3,549,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,639,576
2,073,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	2,184,304
2,934,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	3,379,563
		9,203,443
	Banks — 8.1%
2,998,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(b)(c)	3,057,757
10,304,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(d)	11,477,131
9,259,000	Bank of America Corp., MTN, 3.093%, (LIBOR USD 3-Month plus 1.09%), 10/1/25(d)	10,016,785
5,225,000	Bank of Montreal, Series E, 3.300%, 2/5/24	5,674,953
3,446,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(d)	3,711,911
4,434,000	BPCE SA, 2.375%, 1/14/25(b)	4,587,035
3,586,000	Capital One Financial Corp., 3.300%, 10/30/24	3,858,469
2,900,000	CIT Bank NA, BKNT, 2.969%, (SOFR plus 1.72%), 9/27/25(d)	2,711,500
3,449,000	Citigroup, Inc., 3.106%, (SOFR plus 2.75%), 4/8/26(d)	3,709,659
2,804,000	Citigroup, Inc., 3.200%, 10/21/26	3,073,540
4,000,000	Citigroup, Inc., 4.412%, (SOFR plus 3.91%), 3/31/31(d)	4,746,078
3,908,000	Citizens Bank NA/Providence RI, BKNT, 1.170%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,910,938
3,560,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	3,766,552
2,537,000	Fifth Third Bank N.A., BKNT, 2.200%, 10/30/20	2,548,755
3,118,000	First Citizens BancShares, Inc., 3.375%, (SOFR plus 2.47%), 3/15/30(d)	3,077,031
3,993,000	Huntington Bancshares, Inc., 2.625%, 8/6/24	4,228,032
4,945,000	ING Groep NV, 3.150%, 3/29/22	5,140,868
5,357,000	JPMorgan Chase & Co., 3.625%, 5/13/24	5,915,924
10,422,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(d)	12,481,448
2,000,000	KeyBank NA/Cleveland OH, BKNT, 2.300%, 9/14/22	2,077,662
3,378,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,749,824
2,921,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	3,043,925
4,831,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	5,240,965
3,411,000	PNC Financial Services Group, Inc. (The), 2.550%, 1/22/30	3,686,452
5,435,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/8/25	5,441,653
3,360,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(c)	3,780,101
2,813,000	U.S. Bancorp, 3.150%, 4/27/27	3,141,665

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$1,340,000	Visa, Inc., 2.700%, 4/15/40	$1,433,843
4,422,000	Wells Fargo & Co., MTN, 2.879%, (LIBOR USD 3-Month plus 1.17%), 10/30/30(d)	4,730,625
2,112,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 1 plus 2.24%), 11/23/31(c)	2,343,787
		136,364,868
	Beverages — 1.4%
3,338,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/29	4,033,285
2,579,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	3,670,127
3,163,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,459,126
3,913,000	Coca-Cola Co. (The), 2.125%, 9/6/29	4,179,883
3,580,000	Constellation Brands, Inc., 4.400%, 11/15/25	4,137,971
2,268,000	Constellation Brands, Inc., 2.875%, 5/1/30	2,403,030
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	2,275,190
		24,158,612
	Biotechnology — 0.2%
3,835,000	Biogen, Inc., 2.250%, 5/1/30	3,866,299
	Capital Goods — 0.4%
3,554,000	Caterpillar Financial Services Corp., MTN, 1.450%, 5/15/25	3,652,666
3,457,000	Keysight Technologies, Inc., 4.550%, 10/30/24	3,860,604
		7,513,270
	Capital Markets — 0.7%
4,285,000	Morgan Stanley, 2.188%, (SOFR plus 1.99%), 4/28/26(d)	4,461,581
3,268,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(d)	3,864,637
2,646,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	2,934,115
		11,260,333
	Chemicals — 0.9%
3,576,000	Albemarle Corp., 5.450%, 12/1/44	3,758,115
3,414,000	Dow Chemical Co. (The), 4.375%, 11/15/42	3,814,314
4,106,000	FMC Corp., 3.450%, 10/1/29	4,452,273
3,138,000	Westlake Chemical Corp., 3.375%, 6/15/30	3,202,555
		15,227,257
	Commercial Services & Supplies — 0.9%
4,414,000	Carrier Global Corp., 2.700%, 2/15/31(b)	4,401,073
2,073,000	CoStar Group, Inc., 2.800%, 7/15/30(b)	2,121,439
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,470,756
3,365,000	Waste Connections, Inc., 3.500%, 5/1/29	3,778,834
500,000	Waste Management, Inc., 3.900%, 3/1/35	591,767
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	3,219,283
		15,583,152
	Construction Materials — 0.2%
3,801,000	Vulcan Materials Co., 3.500%, 6/1/30	4,140,538
	Diversified Financial Services — 2.3%
520,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 9/15/23	520,061
3,650,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/24	3,627,264
3,155,000	Charles Schwab Corp. (The), 3.250%, 5/22/29	3,551,252

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$4,741,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	$5,037,156
7,144,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	7,282,335
4,329,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(d)	4,487,587
2,560,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,838,244
2,343,000	Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.150%, 1/23/30	2,525,085
3,414,000	PayPal Holdings, Inc., 2.300%, 6/1/30	3,565,705
4,045,000	Stifel Financial Corp., 4.000%, 5/15/30	4,242,407
		38,677,096
	Diversified Telecommunication Services — 1.0%
2,500,000	CommScope, Inc., 5.500%, 3/1/24(b)	2,525,000
2,975,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	3,228,530
3,032,000	T.-Mobile USA, Inc., 3.500%, 4/15/25(b)	3,299,998
3,148,000	Verizon Communications, Inc., 4.812%, 3/15/39	4,112,159
2,134,000	Verizon Communications, Inc., 5.012%, 4/15/49	2,976,274
		16,141,961
	Electric Utilities — 2.5%
2,838,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/30(b)	3,321,646
3,078,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/50(b)	3,876,081
1,679,000	CenterPoint Energy, Inc., 2.950%, 3/1/30	1,783,549
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,385,000
3,432,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	3,691,750
4,329,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	4,987,271
2,198,000	Entergy Louisiana, LLC, 4.200%, 9/1/48	2,811,311
3,180,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	3,346,468
3,400,000	Exelon Generation Co., LLC, 5.600%, 6/15/42	3,869,923
2,965,000	Florida Power & Light Co., 3.990%, 3/1/49	3,810,577
3,200,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	4,055,411
1,000,000	Korea East-West Power Co., Ltd., 1.750%, 5/6/25(b)	1,030,758
2,530,000	Ohio Edison Co., 6.875%, 7/15/36	3,567,567
		42,537,312
	Electrical Equipment — 0.4%
2,276,000	Fortive Corp., 4.300%, 6/15/46	2,563,509
1,204,000	General Electric Co., 3.450%, 5/1/27	1,232,311
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,164,289
		6,960,109
	Energy Equipment & Services — 2.0%
2,301,000	Apache Corp., 4.375%, 10/15/28	2,031,923
3,491,000	Cenovus Energy, Inc., 4.250%, 4/15/27	3,161,761
1,693,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29(b)	1,727,320
2,153,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	2,757,838
1,565,000	Hess Corp., 7.875%, 10/1/29	1,877,331
3,355,000	Kinder Morgan, Inc., 4.300%, 6/1/25	3,764,116

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$3,326,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	$3,494,690
3,173,000	MPLX L.P., 4.125%, 3/1/27	3,379,946
2,128,000	NuStar Logistics L.P., 4.800%, 9/1/20	2,128,000
255,000	NuStar Logistics L.P., 6.000%, 6/1/26	247,350
1,192,000	ONEOK, Inc., 5.850%, 1/15/26	1,360,505
3,383,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.900%, 2/15/45	3,141,154
3,447,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	3,939,676
		33,011,610
	Equity Real Estate Investment Trusts (REITS) — 4.4%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	3,199,576
1,820,000	American Homes 4 Rent L.P., 4.900%, 2/15/29	2,029,792
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)	3,972,999
4,178,000	Brixmor Operating Partnership L.P., 4.125%, 5/15/29	4,338,031
1,754,000	Brixmor Operating Partnership L.P., 4.050%, 7/1/30	1,793,927
3,574,000	Crown Castle International Corp., 5.250%, 1/15/23	3,977,000
4,000,000	Federal Realty Investment Trust, 3.500%, 6/1/30	4,219,198
3,573,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	3,604,908
3,624,000	Hudson Pacific Properties L.P., 3.250%, 1/15/30	3,513,470
2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,990,678
4,100,000	Kimco Realty Corp., 2.800%, 10/1/26	4,195,939
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,593,394
3,974,000	Physicians Realty L.P., 4.300%, 3/15/27	4,139,264
2,500,000	Prologis L.P., 3.000%, 4/15/50	2,643,012
3,361,000	Public Storage, 3.385%, 5/1/29	3,882,161
2,664,000	Sabra Health Care L.P., 4.800%, 6/1/24	2,669,862
3,660,000	Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30(b)	4,024,923
3,708,000	Spirit Realty L.P., 3.400%, 1/15/30	3,508,758
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	421,493
578,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	560,660
3,689,000	VEREIT Operating Partnership L.P., 3.950%, 8/15/27	3,839,101
869,000	WEA Finance, LLC, 2.875%, 1/15/27(b)	847,897
2,500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,447,211
4,019,000	Welltower, Inc., 2.750%, 1/15/31	4,014,342
		74,427,596
	Food & Staples Retailing — 1.6%
3,873,000	AbbVie, Inc., 2.950%, 11/21/26(b)	4,212,462
3,847,000	AbbVie, Inc., 4.875%, 11/14/48	5,052,043
2,210,000	Conagra Brands, Inc., 5.300%, 11/1/38	2,890,045
3,986,000	CVS Health Corp., 3.700%, 3/9/23	4,280,702
5,982,000	CVS Health Corp., 4.300%, 3/25/28	6,996,359
825,000	Hershey Co. (The), 1.700%, 6/1/30	842,659
3,244,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	3,509,115
		27,783,385

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Food, Beverage & Tobacco — 0.1%
$1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	$1,738,196
	Gas Utilities — 0.3%
4,624,000	Sempra Energy, 3.800%, 2/1/38	4,968,325
	Health Care Equipment & Services — 0.4%
3,717,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	4,106,167
3,065,000	HCA, Inc., 5.000%, 3/15/24	3,406,751
		7,512,918
	Health Care Providers & Services — 0.4%
3,373,000	Anthem, Inc., 4.101%, 3/1/28	3,952,850
2,889,000	Becton Dickinson & Co., 1.181%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	2,889,186
		6,842,036
	Household Products — 0.1%
1,688,000	Procter & Gamble Co. (The), 2.450%, 3/25/25	1,831,979
	Insurance — 2.4%
575,000	Alleghany Corp., 4.900%, 9/15/44	679,660
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,540,088
438,000	Assurant, Inc., 1.534%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	438,000
1,417,000	Athene Holding, Ltd., 6.150%, 4/3/30	1,631,028
4,000,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	4,277,057
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	3,521,806
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	3,129,685
3,675,000	Fidelity National Financial, Inc., 3.400%, 6/15/30	3,825,835
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	3,223,159
1,510,000	Loews Corp., 3.200%, 5/15/30	1,631,807
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(b)(c)	2,257,500
3,635,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(b)	3,876,805
3,765,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	4,102,615
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,204,471
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	3,253,990
		40,593,506
	IT Services — 0.2%
3,472,000	Fiserv, Inc., 3.200%, 7/1/26	3,842,844
	Machinery — 0.3%
230,000	Colfax Corp., 6.000%, 2/15/24(b)	237,188
3,514,000	Deere & Co., 3.750%, 4/15/50	4,322,929
		4,560,117
	Media — 2.5%
3,803,000	Comcast Corp., 3.700%, 4/15/24	4,209,084
2,372,000	Comcast Corp., 3.100%, 4/1/25	2,613,731
4,139,000	Comcast Corp., 4.600%, 10/15/38	5,263,341
2,882,000	Discovery Communications, LLC, 3.625%, 5/15/30	3,149,452
3,144,000	Discovery Communications, LLC, 5.200%, 9/20/47	3,657,792
3,622,000	Interpublic Group of Cos., Inc. (The), 4.750%, 3/30/30	4,270,732
5,541,000	Time Warner Cable, LLC, 6.550%, 5/1/37	7,289,406

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$3,636,000	ViacomCBS, Inc., 4.200%, 5/19/32	$4,088,292
3,926,000	ViacomCBS, Inc., 4.375%, 3/15/43	4,105,435
3,000,000	Walt Disney Co. (The), 6.200%, 12/15/34	4,334,949
		42,982,214
	Metals & Mining — 0.7%
3,676,000	Nucor Corp., 4.400%, 5/1/48	4,455,704
2,261,000	Southern Copper Corp., 3.500%, 11/8/22	2,368,270
1,207,000	Steel Dynamics, Inc., 2.400%, 6/15/25	1,243,088
3,500,000	Teck Resources, Ltd., 6.000%, 8/15/40	3,706,338
		11,773,400
	Multi-Utilities — 0.5%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,735,802
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,973,756
3,429,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	4,316,496
		9,026,054
	Oil, Gas & Consumable Fuels — 1.9%
2,465,000	Aker BP ASA, 5.875%, 3/31/25(b)	2,505,306
3,900,000	Aker BP ASA, 3.750%, 1/15/30(b)	3,662,973
2,873,000	Devon Energy Corp., 5.600%, 7/15/41	2,804,726
5,207,000	Diamondback Energy, Inc., 5.375%, 5/31/25	5,359,945
4,653,000	HollyFrontier Corp., 5.875%, 4/1/26	5,106,261
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22	2,083,675
3,260,000	Newfield Exploration Co., 5.625%, 7/1/24	3,115,087
5,271,000	Noble Energy, Inc., 5.050%, 11/15/44	4,798,914
2,356,000	Saudi Arabian Oil Co., 4.375%, 4/16/49(b)	2,664,861
		32,101,748
	Pharmaceuticals — 1.3%
4,116,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45(b)	5,745,563
629,000	Kimberly-Clark Corp., 3.100%, 3/26/30	716,231
2,094,000	Merck & Co., Inc., 3.900%, 3/7/39	2,530,680
2,435,000	Pfizer, Inc., 2.625%, 4/1/30	2,682,444
2,872,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(b)	3,679,421
2,530,000	Takeda Pharmaceutical Co., Ltd., 3.375%, 7/9/60	2,526,210
3,636,000	Upjohn, Inc., 2.700%, 6/22/30(b)	3,731,597
		21,612,146
	Road & Rail — 0.2%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	3,425,280
	Semiconductors & Semiconductor Equipment — 1.1%
5,605,000	Broadcom, Inc., 4.150%, 11/15/30(b)	6,090,851
2,664,000	Intel Corp., 4.750%, 3/25/50	3,755,600
4,203,000	Lam Research Corp., 3.125%, 6/15/60	4,407,794
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21	2,253,071
1,361,000	NVIDIA Corp., 3.500%, 4/1/50	1,555,017
		18,062,333
	Software — 1.1%
2,809,000	Apple, Inc., 2.650%, 5/11/50	2,942,351
1,307,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	1,307,392
3,843,000	International Business Machines Corp., 2.950%, 5/15/50	3,943,242
3,040,000	Microsoft Corp., 2.675%, 6/1/60	3,162,606
2,138,000	salesforce.com, Inc., 3.700%, 4/11/28	2,495,806

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Software — (continued)
$3,459,000	Trimble, Inc., 4.900%, 6/15/28	$3,970,491
		17,821,888
	Specialty Retail — 2.0%
4,492,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/27(b)	4,823,401
1,065,000	Costco Wholesale Corp., 1.375%, 6/20/27	1,087,574
4,063,000	Dollar Tree, Inc., 4.000%, 5/15/25	4,575,065
4,653,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	4,544,416
3,267,000	Home Depot, Inc. (The), 2.700%, 4/15/30	3,587,480
6,030,000	Lowe’s Cos., Inc., 4.500%, 4/15/30	7,397,562
3,339,000	McDonald’s Corp., MTN, 2.125%, 3/1/30	3,423,593
3,345,000	Target Corp., 3.375%, 4/15/29	3,862,206
		33,301,297
	Telecommunication Services — 0.9%
1,193,000	AT&T, Inc., 3.000%, 2/15/22	1,242,133
3,250,000	AT&T, Inc., 3.400%, 6/15/22	3,418,745
3,972,000	AT&T, Inc., 4.750%, 5/15/46	4,761,793
4,818,000	AT&T, Inc., 3.850%, 6/1/60	5,137,790
		14,560,461
	Textiles, Apparel & Luxury Goods — 0.1%
2,447,000	Ralph Lauren Corp., 1.700%, 6/15/22	2,487,527
	Tobacco — 0.7%
2,965,000	BAT Capital Corp., 4.700%, 4/2/27	3,388,812
3,567,000	BAT Capital Corp., 4.540%, 8/15/47	3,872,984
4,120,000	Philip Morris International, Inc., 3.375%, 8/11/25	4,588,890
		11,850,686
	Total Corporate Bonds
	(Cost $717,599,505)	767,515,555

MORTGAGE-BACKED SECURITIES — 20.2%
	Fannie Mae — 10.6%
146	5.000%, 8/1/20, Pool #832058	153
38,103	5.000%, 9/1/25, Pool #255892	41,589
2,382,172	4.000%, 12/1/33, Pool #MA1689	2,580,837
1,455,977	4.000%, 6/1/34, Pool #MA1922	1,567,388
77,525	6.500%, 1/1/35, Pool #809198	92,209
1,333,591	4.000%, 3/1/35, Pool #MA2211	1,433,218
19,263	7.000%, 6/1/35, Pool #255820	22,924
51,246	6.500%, 3/1/36, Pool #866062	59,873
31,956	6.500%, 7/1/36, Pool #885493	35,548
558,046	5.500%, 8/1/37, Pool #995082	640,441
19,069,432	3.500%, 8/1/38, Pool #FM2472	20,206,904
332,377	4.500%, 10/1/39, Pool #AC2645	369,494
241,500	5.000%, 6/1/40, Pool #AD4927	277,463
204,292	5.000%, 6/1/40, Pool #AD8718	234,794
703,944	4.500%, 12/1/40, Pool #AH1100	783,656
267,408	4.500%, 3/1/41, Pool #AB2467	301,797
548,685	4.500%, 5/1/41, Pool #AI1023	610,794
366,671	4.500%, 11/1/41, Pool #AJ4994	408,207
516,062	4.500%, 12/1/41, Pool #AJ7696	574,530
1,258,987	3.500%, 6/1/42, Pool #AB5373	1,362,876
1,666,130	3.500%, 5/1/43, Pool #AB9368	1,800,286
1,549,323	3.500%, 5/1/43, Pool #AL3605	1,709,916
1,799,252	3.500%, 8/1/43, Pool #AU0613	1,975,330
613,160	4.500%, 11/1/44, Pool #MA2100	675,590
1,621,315	4.500%, 1/1/45, Pool #MA2158	1,773,756

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$2,260,472	4.000%, 3/1/45, Pool #MA2217	$2,443,556
2,021,043	4.000%, 6/1/46, Pool #MA2653	2,175,274
2,211,769	4.500%, 7/1/46, Pool #AS7568	2,395,768
2,419,917	4.000%, 11/1/46, Pool #MA2808	2,595,735
4,137,004	4.000%, 5/1/47, Pool #BE9598	4,425,122
9,421,601	3.500%, 6/1/47, Pool #BE3695	9,896,571
4,091,322	4.000%, 8/1/47, Pool #BH5117	4,350,730
9,712,300	4.000%, 4/1/48, Pool #BM3900	10,352,887
6,321,480	5.000%, 8/1/48, Pool #CA2219	6,912,837
9,308,875	3.000%, 11/1/48, Pool #BM5822	9,859,956
19,255,867	3.500%, 10/1/49, Pool #CA4431	20,242,977
7,411,322	3.000%, 12/1/49, Pool #BO6222	7,810,966
14,691,744	3.000%, 12/1/49, Pool #BO6225	15,483,973
9,597,952	3.000%, 1/1/50, Pool #BO7242	10,115,506
6,747,421	2.500%, 5/1/50, Pool #FM3287	7,040,172
11,631,485	2.000%, 7/1/50, Pool #CA6301	11,866,071
11,240,000	2.500%, 7/1/50, Pool #CA6307	11,744,898
		179,252,572
	Freddie Mac — 9.6%
12,126	5.500%, 10/1/21, Pool #G12425	12,369
21,539	5.000%, 12/1/21, Pool #J04025	22,637
54,816	5.000%, 7/1/25, Pool #C90908	59,792
209,549	2.500%, 1/1/28, Pool #J22069	222,574
736,927	3.500%, 7/1/30, Pool #ZS8575	778,025
65,737	5.000%, 3/1/36, Pool #G08115	74,772
2,491,942	4.000%, 4/1/36, Pool #ZA2413	2,682,514
3,421,286	3.500%, 6/1/36, Pool #ZA2414	3,660,449
18,962	5.000%, 7/1/36, Pool #G02291	21,775
1,958,467	3.500%, 8/1/36, Pool #ZA2425	2,078,707
212,381	6.500%, 9/1/36, Pool #G08152	244,940
4,835,582	3.500%, 11/1/36, Pool #C91906	5,134,091
73,402	5.000%, 2/1/37, Pool #A57714	84,089
3,786,236	4.000%, 5/1/37, Pool #C91938	4,076,209
91,869	4.500%, 10/1/39, Pool #A89346	102,088
4,139,733	3.000%, 11/1/39, Pool #RB5022	4,363,063
22,917,308	2.500%, 6/1/40, Pool #RB5054	23,914,075
265,554	5.000%, 6/1/40, Pool #C03479	304,972
752,225	5.000%, 7/1/40, Pool #A93070	864,192
86,965	5.000%, 9/1/40, Pool #C03518	99,199
962,734	4.000%, 12/1/42, Pool #G07266	1,057,619
757,328	3.500%, 5/1/43, Pool #Q18305	819,867
505,979	4.000%, 5/1/44, Pool #V81186	550,129
266,816	4.000%, 7/1/44, Pool #ZS4573	292,085
286,612	4.000%, 9/1/44, Pool #Q28299	310,592
4,841,975	3.500%, 1/1/45, Pool #Q30876	5,261,393
6,023,551	3.500%, 5/1/46, Pool #ZS4663	6,421,339
1,395,141	4.000%, 8/1/46, Pool #ZS4673	1,500,265
3,801,494	3.500%, 9/1/46, Pool #ZS4678	4,059,367
12,763,191	3.500%, 2/1/47, Pool #ZM2661	13,527,497
7,275,958	3.500%, 9/1/47, Pool #Q50962	7,702,707
1,742,787	3.500%, 1/1/48, Pool #Q53640	1,847,012
5,999,976	3.500%, 2/1/48, Pool #G61662	6,349,200
2,262,966	4.000%, 2/1/48, Pool #ZT1639	2,414,242
1,677,620	4.000%, 6/1/48, Pool #G67713	1,824,624
5,088,591	4.000%, 4/1/49, Pool #ZN5219	5,392,006
17,474,929	3.000%, 8/1/49, Pool #QA1451	18,419,922
10,723,453	3.000%, 10/1/49, Pool #QA3329	11,326,737
13,399,373	2.500%, 11/1/49, Pool #QA4396	13,980,714
9,884,508	3.000%, 11/1/49, Pool #QA4336	10,482,771
		162,340,620

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — 0.0%
$147,740	5.000%, 2/15/40, Pool #737037	$168,598
	Total Mortgage-Backed Securities
	(Cost $332,663,944)	341,761,790

MUNICIPAL BONDS — 4.2%
	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,585,150
	California — 0.6%
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,268,269
8,000,000	State of California, Refunding, Taxable-Various Purpose-Bid Group, Transit Improvements G.O., 2.650%, 4/1/26	8,724,720
		10,992,989
	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,030,660
	Florida — 0.3%
2,135,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	2,195,015
2,030,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	2,086,272
		4,281,287
	Illinois — 0.8%
8,030,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	8,084,925
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,785,258
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,852,494
		12,722,677
	New Jersey — 0.1%
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,436,156
	New York — 0.8%
8,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/1/29 @ 100, 3.000%, 11/1/33	8,519,200
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	3,403,751
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,682,525
		13,605,476
	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,920,097

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Ohio — 0.3%
$5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	$5,589,572
	Pennsylvania — 0.5%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,202,603
4,375,000	Lehigh University, 3.479%, 11/15/46	4,742,926
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,321,291
		8,266,820
	Texas — 0.1%
1,770,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 12/1/29 @ 100, 1.846%, 12/1/30	1,770,549
	Wisconsin — 0.1%
2,140,000	State of Wisconsin, Current Refunding, Taxable Revenue Bonds, Series A, 2.196%, 5/1/27	2,218,581
	Total Municipal Bonds
	(Cost $67,511,643)	71,420,014

U.S. TREASURY BONDS — 0.1%
1,740,000	2.500%, 2/15/45	2,146,317
	Total U.S. Treasury Bonds
	(Cost $2,118,009)	2,146,317

U.S. TREASURY NOTES — 0.5%
9,000,000	0.625%, 5/15/30	8,975,043
	Total U.S. Treasury Notes
	(Cost $8,973,669)	8,975,043

Shares		Principal Amount
MONEY MARKET FUND — 1.7%
29,077,607	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(e)	$29,077,607
	Total Money Market Fund
	(Cost $29,077,607)	29,077,607
Total Investments — 101.1%
(Cost $1,630,445,251)		1,713,260,970
Net Other Assets (Liabilities) — (1.1)%		(19,105,373)
NET ASSETS — 100.0%		$1,694,155,597

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(e)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund	$29,077,607	(a)	$1,684,183,363	(b)	$—	$1,713,260,970

(a)	Represents money market funds and/or certain preferred stocks.

(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)

June 30, 2020 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.